The Company, Going Concern and Significant Accounting Policies: (Details Text) $ in Millions	Sep. 30, 2015 USD ($)
The Company, Going Concern and Significant Accounting Policies: [Abstract]
Financial resources	$ 2.4
Fair Value of Equipment	12.2
Current financial liabilities - notes	42.9
Accounts payable and accruals	3.9
Equipment cost	$ 24.6